RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
NOTE 6 - RELATED PARTY TRANSACTIONS

As of March 31, 2021 and December 31, 2020, the Company has $253,772 and $147,553, respectively, of other receivables from companies under the control of William Robinson, the Company’s Chairman and CEO.

As of December 31, 2020, the Company has $147,553 of other receivables from companies under the control of William Robinson, the Company’s Chairman and CEO.